UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     May 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $214,709 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    13177   276243 SH       SOLE                   276243        0        0
APACHE CORP                    COM              037411105      395     6169 SH       SOLE                     6169        0        0
AT&T INC                       COM              00206R102      379    15053 SH       SOLE                    15053        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     9840   279850 SH       SOLE                   279850        0        0
BP PLC                         SPONSORED ADR    055622104     8821   219968 SH       SOLE                   219968        0        0
CHEVRON CORP NEW               COM              166764100    12783   190108 SH       SOLE                   190108        0        0
CONOCOPHILLIPS                 COM              20825C104      245     6253 SH       SOLE                     6253        0        0
DANAHER CORP DEL               COM              235851102     8094   149272 SH       SOLE                   149272        0        0
DUKE ENERGY CORP NEW           COM              26441C105    11038   770788 SH       SOLE                   770788        0        0
DUKE REALTY CORP               COM NEW          264411505     5444   989876 SH       SOLE                   989876        0        0
EMERSON ELEC CO                COM              291011104     8478   296652 SH       SOLE                   296652        0        0
EXXON MOBIL CORP               COM              30231g102     2038    29931 SH       SOLE                    29931        0        0
FIRST HORIZON NATL CORP        COM              320517105     9825   914763 SH       SOLE                   914763        0        0
FRONTIER FINL CORP WASH        COM              35907K105       12    11304 SH       SOLE                    11304        0        0
GENERAL ELECTRIC CO            COM              369604103     5370   531146 SH       SOLE                   531146        0        0
HOME DEPOT INC                 COM              437076102    10480   444833 SH       SOLE                   444833        0        0
HUBBELL INC                    CL B             443510201     7122   264165 SH       SOLE                   264165        0        0
INTEL CORP                     COM              458140100     8001   532368 SH       SOLE                   532368        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    11510   118793 SH       SOLE                   118793        0        0
JOHNSON & JOHNSON              COM              478160104     1279    24308 SH       SOLE                    24308        0        0
JPMORGAN CHASE & CO            COM              46625H100      458    17230 SH       SOLE                    17230        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      225     3325 SH       SOLE                     3325        0        0
LILLY ELI & CO                 COM              532457108     9847   294726 SH       SOLE                   294726        0        0
LOWES COS INC                  COM              548661107     1118    61265 SH       SOLE                    61265        0        0
MCDONALDS CORP                 COM              580135101    10565   193597 SH       SOLE                   193597        0        0
MICROSOFT CORP                 COM              594918104     6321   344096 SH       SOLE                   344096        0        0
NISOURCE INC                   COM              65473p105      169    17239 SH       SOLE                    17239        0        0
PEPSICO INC                    COM              713448108      350     6802 SH       SOLE                     6802        0        0
PFIZER INC                     COM              717081103      567    41632 SH       SOLE                    41632        0        0
ROWAN COS INC                  COM              779382100     2649   221287 SH       SOLE                   221287        0        0
SCHERING PLOUGH CORP           COM              806605101      207     8774 SH       SOLE                     8774        0        0
SCHLUMBERGER LTD               COM              806857108      391     9614 SH       SOLE                     9614        0        0
SPECTRA ENERGY CORP            COM              847560109     7716   545718 SH       SOLE                   545718        0        0
ST JUDE MED INC                COM              790849103    12857   353905 SH       SOLE                   353905        0        0
STRYKER CORP                   COM              863667101     7579   222640 SH       SOLE                   222640        0        0
US BANCORP DEL                 COM NEW          902973304      792    54241 SH       SOLE                    54241        0        0
VECTREN CORP                   COM              92240G101      207     9811 SH       SOLE                     9811        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    11978   396623 SH       SOLE                   396623        0        0
WELLS FARGO & CO NEW           COM              949746101     5361   376458 SH       SOLE                   376458        0        0
WILLIAMS COS INC DEL           COM              969457100      627    55078 SH       SOLE                    55078        0        0
WYETH                          COM              983024100      394     9150 SH       SOLE                     9150        0        0